United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 7/31/10

Date of Reporting Period: Six months ended 1/31/10

Item 1.	Reports to Stockholders

Federated MDT Balanced Fund

Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006 [2]
		2009	2008	2007 [1]
Net Asset Value, Beginning of Period	$10.17	$12.51	$13.75	$13.21	$13.67
Income From Investment Operations:
Net investment income	0.09	0.20[3]	0.28[3]	0.20[3]	0.18[3]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.61	(2.27)	(1.00)	1.15	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.70	(2.07)	(0.72)	1.35	0.64
Less Distributions:
Distributions from net investment income	(0.18)	(0.27)	(0.17)	(0.16)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.18)	(0.27)	(0.52)	(0.81)	(1.10)
Net Asset Value, End of Period	$10.69	$10.17	$12.51	$13.75	$13.21
Total Return[4]	6.81%	(16.35)%	(5.60)%	10.39%	4.85%
Ratios to Average Net Assets:
Net expenses	1.21%[5]	1.30%	1.31%	1.40%	1.50%[5]
Net investment income	1.56%[5]	2.03%	2.08%	1.42%	1.60%[5]
Expense waiver/reimbursement[6]	0.24%[5]	0.14%	0.03%	0.13%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$96,295	$105,635	$153,458	$51,167	$1,962
Portfolio turnover	76%	231%	158%	174%	139%[7]
1	MDT Balanced Fund (the “Predecessor Fund”) was reorganized into Federated MDT Balanced Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007 [1]
Net Asset Value, Beginning of Period	$10.03	$12.30	$13.60	$13.13	$13.67
Income From Investment Operations:
Net investment income	0.04	0.13[3]	0.19[3]	0.09[3]	0.10[3]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.60	(2.23)	(1.00)	1.14	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.64	(2.10)	(0.81)	1.23	0.54
Less Distributions:
Distributions from net investment income	(0.10)	(0.17)	(0.14)	(0.11)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.10)	(0.17)	(0.49)	(0.76)	(1.08)
Net Asset Value, End of Period	$10.57	$10.03	$12.30	$13.60	$13.13
Total Return[4]	6.32%	(16.95)%	(6.28)%	9.50%	4.04%
Ratios to Average Net Assets:
Net expenses	1.96%[5]	2.05%	2.05%	2.15%	2.25%[5]
Net investment income	0.81%[5]	1.28%	1.41%	0.66%	0.85%[5]
Expense waiver/reimbursement[6]	0.21%[5]	0.10%	0.03%	0.16%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,164	$55,582	$82,033	$15,775	$3,910
Portfolio turnover	76%	231%	158%	174%	139%[7]
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,		Period Ended 7/31/2007 [1]
		2009	2008
Net Asset Value, Beginning of Period	$10.14	$12.51	$13.77	$14.28
Income From Investment Operations:
Net investment income	0.06	0.15[2]	0.20[2]	0.05[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.61	(2.27)	(0.98)	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.67	(2.12)	(0.78)	0.31
Less Distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.13)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.13)	(0.25)	(0.48)	(0.82)
Net Asset Value, End of Period	$10.68	$10.14	$12.51	$13.77
Total Return[3]	6.52%	(16.75)%	(6.01)%	2.33%
Ratios to Average Net Assets:
Net expenses	1.70%[4]	1.79%	1.77%	1.90%[4]
Net investment income	1.07%[4]	1.56%	1.53%	0.60%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.09%	0.02%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$573	$597	$708	$18
Portfolio turnover	76%	231%	158%	174%[6]
1	Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,068.10	$6.31
Class C Shares	$1,000	$1,063.20	$10.19
Class K Shares	$1,000	$1,065.20	$8.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.11	$6.16
Class C Shares	$1,000	$1,015.32	$9.96
Class K Shares	$1,000	$1,016.64	$8.64
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.21%
Class C Shares	1.96%
Class K Shares	1.70%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	57.9%
Corporate Debt Securities	13.2%
International Equity Securities (including International Exchange-Traded Funds)	9.7%
Mortgage-Backed Securities	6.8%
U.S. Treasury and Agency Securities[2]	2.1%
Commodity Exchange-Traded Funds	1.8%
Collateralized Mortgage Obligations	1.5%
Asset-Backed Securities	1.3%
Foreign Debt Securities	0.7%
Municipal[3]	0.0%
Cash Equivalents[4]	3.8%
Derivative Contracts[3,5]	(0.0)%
Other Assets and Liabilities — Net[6]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Also includes $162,674 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2010, the Fund's industry composition7 for its equity securities (excluding international exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Property Liability Insurance	6.4%
Real Estate Investment Trusts	5.9%
Financial Services	5.8%
Crude Oil & Gas Production	5.4%
Integrated International Oil	5.2%
Electric Utility	5.1%
Integrated Domestic Oil	4.6%
Internet Services	4.5%
Miscellaneous Food Products	4.5%
Securities Brokerage	4.4%
Computers — High End	3.9%
Life Insurance	3.7%
Services to Medical Professionals	3.5%
Health Care Providers & Services	2.9%
Biotechnology	2.7%
Undesignated Consumer Cyclicals	2.7%
Specialty Retailing	2.0%
Electronic Equipment Instruments & Components	1.9%
Software Packaged/Custom	1.9%
Tobacco	1.9%
Defense Electronics	1.8%
Oil Gas & Consumable Fuels	1.7%
Multi-Line Insurance	1.3%
Capital Markets	1.2%
Medical Technology	1.0%
Other[8]	14.1%
TOTAL	100.0%
7	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
8	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments

January 31, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 59.5%
		Aerospace & Defense – 0.0%
1,600		ITT Corp.	77,296
		Agricultural Chemicals – 0.1%
800		Bunge Ltd.	47,032
2,300		FMC Corp.	117,162
		TOTAL	164,194
		Air Freight & Logistics – 0.1%
3,500		United Parcel Service, Inc.	202,195
		Airline — Regional – 0.2%
9,700	[1]	Alaska Air Group, Inc.	303,998
5,500		SkyWest, Inc.	80,465
		TOTAL	384,463
		Auto Original Equipment Manufacturers – 0.3%
2,500	[1]	AutoZone, Inc.	387,575
4,200		Johnson Controls, Inc.	116,886
		TOTAL	504,461
		Auto Part Replacement – 0.1%
5,000		WABCO Holdings, Inc.	129,250
		Beer – 0.1%
5,300		Molson Coors Brewing Co., Class B	222,600
		Biotechnology – 1.6%
66,100	[1]	Gilead Sciences, Inc.	3,190,647
		Cable TV – 0.0%
1,700	[1]	DIRECTV — Class A	51,595
		Capital Markets – 0.7%
51,500		Morgan Stanley	1,379,170
		Clothing Stores – 0.2%
7,300	[1]	Children's Place Retail Stores, Inc.	232,140
4,200	[1]	Jos A. Bank Clothiers, Inc.	176,022
3,800		Limited Brands	72,276
		TOTAL	480,438
		Commercial Services – 0.0%
1,800	[1]	Corrections Corp. of America	33,678
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Commodity Chemicals – 0.1%
2,100		Dow Chemical Co.	56,889
3,300		Du Pont (E.I.) de Nemours & Co.	107,613
800		PPG Industries, Inc.	46,944
		TOTAL	211,446
		Communications Equipment – 0.1%
3,900		Harris Corp.	167,388
		Computer Services – 0.2%
2,500	[1]	Salesforce.com, Inc.	158,875
7,500	[1]	Synnex Corp.	198,525
		TOTAL	357,400
		Computer Stores – 0.3%
35,100	[1]	Ingram Micro, Inc., Class A	593,190
		Computers & Peripherals – 0.2%
10,800	[1]	Network Appliance, Inc.	314,604
		Computers — High End – 2.3%
38,700		IBM Corp.	4,736,493
		Computers — Low End – 0.2%
25,200	[1]	Dell, Inc.	325,080
		Construction Machinery – 0.0%
1,100		Joy Global, Inc.	50,314
		Consumer Cyclical — Lodging – 0.0%
3,600		Wyndham Worldwide Corp.	75,564
		Containers & Packaging – 0.0%
2,500	[1]	Pactiv Corp.	56,375
		Contracting – 0.1%
2,700	[1]	IHS, Inc. — Class A	138,888
		Copper – 0.1%
8,400	[1]	Southern Copper Corp.	223,692
		Crude Oil & Gas Production – 3.2%
18,900		Apache Corp.	1,866,753
4,400		Berry Petroleum Co., Class A	119,152
155,700		Chesapeake Energy Corp.	3,858,246
8,000	[1]	EXCO Resources, Inc.	140,320
11,600	[1]	Ultra Petroleum Corp.	532,904
		TOTAL	6,517,375
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Defense Electronics – 1.1%
6,400		L-3 Communications Holdings, Inc.	533,376
12,800		Northrop Grumman Corp.	724,480
18,100		Raytheon Co.	948,983
		TOTAL	2,206,839
		Department Stores – 0.4%
8,100	[1]	Sears Holdings Corp.	755,568
		Diversified Financial Services – 0.4%
16,000		JPMorgan Chase & Co.	623,040
7,200		NYSE Euronext	168,552
		TOTAL	791,592
		Diversified Leisure – 0.1%
2,200	[1]	Bally Technologies, Inc.	87,274
2,000	[1]	Coinstar, Inc.	51,660
5,500	[1]	Penn National Gaming, Inc.	148,390
		TOTAL	287,324
		Electric & Electronic Original Equipment Manufacturers – 0.1%
1,400	[1]	American Superconductor Corp.	53,228
1,100		Eaton Corp.	67,364
		TOTAL	120,592
		Electric Utility – 3.0%
19,800		CMS Energy Corp.	300,366
4,800		CenterPoint Energy, Inc.	66,960
21,200		Constellation Energy Group	684,336
3,600		DPL, Inc.	96,624
11,800		Edison International	393,176
8,400		Entergy Corp.	641,004
28,600		Exelon Corp.	1,304,732
1,500		PNM Resources, Inc.	17,445
10,500		PPL Corp.	309,645
17,300		Public Service Enterprises Group, Inc.	529,207
31,500		Sempra Energy	1,598,625
4,900		UniSource Energy Corp.	150,626
		TOTAL	6,092,746
		Electrical Equipment – 0.1%
2,700		Emerson Electric Co.	112,158
4,500	[1]	Thomas & Betts Corp.	151,920
		TOTAL	264,078
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Electronic Equipment Instruments & Components – 1.1%
125,200		Corning, Inc.	2,263,616
		Electronic Instruments – 0.1%
2,200	[1]	Thermo Fisher Scientific, Inc.	101,530
		Ethical Drugs – 0.1%
2,900	[1]	Salix Pharmaceuticals Ltd.	84,854
4,900	[1]	Valeant Pharmaceuticals International	164,003
		TOTAL	248,857
		Financial Services – 3.4%
80,400		Ameriprise Financial, Inc.	3,074,496
125		Hercules Technology Growth Capital, Inc.	1,258
4,300		Lazard Ltd., Class A	165,722
4,600	[1]	MSCI, Inc., Class A	135,976
14,000		Mastercard, Inc. Class A	3,498,600
2,600	[1]	Verifone Holdings, Inc.	46,254
		TOTAL	6,922,306
		Food Products – 0.0%
3,400	[1]	Dean Foods Co.	59,942
		Gas Distributor – 0.1%
5,900	[1]	Southern Union Co.	130,036
		Greeting Cards – 0.1%
8,100		American Greetings Corp., Class A	149,688
		Grocery Chain – 0.1%
10,200		Safeway, Inc.	228,990
		Health Care Providers & Services – 1.7%
1,000	[1]	Catalyst Health Solutions, Inc.	39,330
5,200	[1]	Express Scripts, Inc., Class A	436,072
1,400	[1]	LifePoint Hospitals, Inc.	41,972
47,900	[1]	Medco Health Solutions, Inc.	2,944,892
		TOTAL	3,462,266
		Home Health Care – 0.1%
1,400	[1]	Amedisys, Inc.	76,930
2,500	[1]	Gentiva Health Services, Inc.	63,850
2,700	[1]	Lincare Holdings, Inc.	99,414
		TOTAL	240,194
		Home Products – 0.1%
2,900		Kimberly-Clark Corp.	172,231
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Household Appliances – 0.3%
7,700		Whirlpool Corp.	578,886
		Industrial Machinery – 0.0%
600		Dover Corp.	25,728
		Insurance Brokerage – 0.1%
7,800		Endurance Specialty Holdings Ltd.	280,956
		Integrated Domestic Oil – 2.8%
103,700		ConocoPhillips	4,977,600
2,700		Hess Corp.	156,033
15,400		Marathon Oil Corp.	459,074
		TOTAL	5,592,707
		Integrated International Oil – 3.1%
70,000		Chevron Corp.	5,048,400
18,700		Exxon Mobil Corp.	1,204,841
		TOTAL	6,253,241
		Internet Services – 2.7%
30,700	[1]	Amazon.com, Inc.	3,850,087
600	[1]	Blue Nile, Inc.	30,930
4,300	[1]	NetFlix, Inc.	267,675
6,200	[1]	Priceline.com, Inc.	1,211,170
		TOTAL	5,359,862
		Life Insurance – 2.2%
95,200		MetLife, Inc.	3,362,464
6,500		Prudential Financial	324,935
6,400		Reinsurance Group of America, Inc.	311,808
10,500		Torchmark Corp.	471,450
		TOTAL	4,470,657
		Maritime – 0.2%
3,800		Genco Shipping & Trading Ltd.	72,808
6,400		Overseas Shipholding Group, Inc.	285,504
6,100		Ship Finance International LTD	88,267
		TOTAL	446,579
		Medical Technology – 0.6%
2,000	[1]	Gen-Probe, Inc.	85,860
3,100	[1]	IDEXX Laboratories, Inc.	162,719
3,100	[1]	Intuitive Surgical, Inc.	1,016,986
		TOTAL	1,265,565
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Metal Containers – 0.1%
2,300		Ball Corp.	116,817
		Miscellaneous Components – 0.3%
13,900		Amphenol Corp., Class A	553,776
		Miscellaneous Food Products – 2.7%
2,400		Andersons, Inc.	64,752
170,200		Archer-Daniels-Midland Co.	5,100,894
1,600		Corn Products International, Inc.	45,472
11,800	[1]	Fresh Del Monte Produce, Inc.	239,894
		TOTAL	5,451,012
		Miscellaneous Machinery – 0.2%
6,500		SPX Corp.	353,860
		Money Center Bank – 0.5%
5,200		International Bancshares Corp.	108,368
1,400		State Street Corp.	60,032
31,500		The Bank of New York Mellon Corp.	916,335
		TOTAL	1,084,735
		Multi-Industry Capital Goods – 0.4%
5,100		3M Co.	410,499
5,000		United Technologies Corp.	337,400
		TOTAL	747,899
		Multi-Line Insurance – 0.8%
11,400		CIGNA Corp.	384,978
13,800	[1]	CNA Financial Corp.	324,162
838		Harleysville Group, Inc.	27,067
8,200		Hartford Financial Services Group, Inc.	196,718
2,000		Infinity Property & Casualty	79,320
22,400		Lincoln National Corp.	550,592
10,900	[1]	MBIA, Inc.	53,737
		TOTAL	1,616,574
		Offshore Driller – 0.1%
4,900		Noble Corp.	197,568
		Oil Gas & Consumable Fuels – 1.0%
39,400		Murphy Oil Corp.	2,012,552
		Oil Service, Explore & Drill – 0.2%
3,900	[1]	Brigham Exploration Co.	50,856
4,400	[1]	Pride International, Inc.	130,240
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
6,400		Rowan Cos., Inc.	137,472
		TOTAL	318,568
		Optical Reading Equipment – 0.0%
3,000	[1]	Zebra Technologies Co., Class A	78,300
		Paper Products – 0.0%
400		Clearwater Paper Corp.	19,572
		Personal Loans – 0.1%
4,900	[1]	World Acceptance Corp.	197,911
		Plastic Containers – 0.1%
9,500	[1]	Owens-Illinois, Inc.	258,590
		Pollution Control – 0.1%
2,000		Danaher Corp.	142,700
3,500	[1]	Waste Connections, Inc.	112,595
		TOTAL	255,295
		Poultry Products – 0.0%
300		Sanderson Farms, Inc.	14,025
		Property Liability Insurance – 3.8%
13,000		Allied World Assurance Holdings Ltd.	581,880
5,200		American Financial Group, Inc. Ohio	129,012
39,700		Chubb Corp.	1,985,000
1,800		Everest Re Group Ltd.	154,332
6,800		PartnerRe Ltd.	507,212
4,000		Platinum Underwriters Holdings Ltd.	145,040
5,700		RenaissanceRe Holdings Ltd.	308,826
67,500		The Travelers Cos, Inc.	3,420,225
25,900		XL Capital Ltd., Class A	434,343
		TOTAL	7,665,870
		Real Estate Investment Trusts – 3.5%
34,000		AMB Property Corp.	816,000
19,000		Annaly Capital Management, Inc.	330,220
8,000		Avalonbay Communities, Inc.	612,880
9,000		Boston Properties, Inc.	583,830
9,000		Corporate Office Properties Trust	321,210
10,000		Digital Realty Trust, Inc.	480,000
61,056		Host Hotels & Resorts, Inc.	647,194
7,367		Macerich Co. (The)	227,272
15,000		Plum Creek Timber Co., Inc.	542,550
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
23,000		Prologis Trust	289,800
6,500		SL Green Realty Corp.	295,685
12,691		Simon Property Group, Inc.	913,752
13,000		Taubman Centers, Inc.	411,580
10,599		Vornado Realty Trust	685,543
		TOTAL	7,157,516
		Regional Banks – 0.4%
24,400		Comerica, Inc.	842,044
2,900		Fulton Financial Corp.	26,796
		TOTAL	868,840
		Restaurant – 0.1%
4,500		Darden Restaurants, Inc.	166,320
		Securities Brokerage – 2.6%
35,400		Goldman Sachs Group, Inc.	5,264,688
		Semiconductor Distribution – 0.1%
5,000	[1]	Arrow Electronics, Inc.	131,350
3,600	[1]	Avnet, Inc.	95,184
		TOTAL	226,534
		Semiconductor Manufacturing – 0.2%
2,200	[1]	Cavium Networks, Inc.	47,542
32,200	[1]	Micron Technology, Inc.	280,784
1,500	[1]	NetLogic Microsystems, Inc.	61,440
		TOTAL	389,766
		Semiconductors & Semiconductor Equipment – 0.2%
9,000	[1]	Fairchild Semiconductor International, Inc., Class A	80,820
10,000		Linear Technology Corp.	261,000
		TOTAL	341,820
		Services to Medical Professionals – 2.1%
3,100	[1]	Coventry Health Care, Inc.	70,928
1,200	[1]	HMS Holdings Corp.	54,108
4,000	[1]	Health Net, Inc.	97,040
31,200		Omnicare, Inc.	780,000
41,600		UnitedHealth Group, Inc.	1,372,800
29,300	[1]	Wellpoint, Inc.	1,866,996
		TOTAL	4,241,872
		Soft Drinks – 0.3%
9,500		The Coca-Cola Co.	515,375
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Software Packaged/Custom – 1.1%
13,300	[1]	Adobe Systems, Inc.	429,590
900	[1]	BMC Software, Inc.	34,776
21,700		CA, Inc.	478,268
1,200	[1]	DST Systems, Inc.	54,396
3,000	[1]	GSI Commerce, Inc.	68,280
4,700		Microsoft Corp.	132,446
6,600	[1]	Oracle Corp.	152,196
12,700	[1]	Red Hat, Inc.	345,694
6,600		Rovi Corporation	190,542
4,700	[1]	Solera Holdings, Inc.	155,617
16,000	[1]	Symantec Corp.	271,200
		TOTAL	2,313,005
		Specialty Retailing – 1.2%
1,700		Advance Auto Parts, Inc.	67,065
57,700		CVS Corp.	1,867,749
9,000	[1]	Cabela's, Inc. Class A	145,080
5,400	[1]	J Crew Group, Inc.	211,734
3,600		Penske Automotive Group, Inc.	50,616
1,300		Staples, Inc.	30,498
		TOTAL	2,372,742
		Technology Hardware & Equipment – 0.3%
11,300		Hewlett-Packard Co.	531,891
		Textiles Apparel & Luxury Goods – 0.0%
1,900		Phillips Van Heusen Corp.	74,651
		Tobacco – 1.1%
7,500	[1]	Lorillard, Inc.	567,750
30,400		Philip Morris International, Inc.	1,383,504
6,226		Universal Corp.	282,598
		TOTAL	2,233,852
		Undesignated Consumer Cyclicals – 1.6%
2,500	[1]	Apollo Group, Inc., Class A	151,475
4,700		DeVRY, Inc.	286,982
1,900		Herbalife Ltd.	73,815
26,200	[1]	ITT Educational Services, Inc.	2,537,994
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
1,300	Strayer Education, Inc.	270,114
	TOTAL	3,320,380
	TOTAL COMMON STOCKS (IDENTIFIED COST $115,214,013)	120,322,548
	Asset-Backed Securities – 1.3%
$250,000	Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	226,140
1,200,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,029,000
1,000,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 9/15/2039	751,727
31,497	CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	22,174
100,000	Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	72,725
150,000	Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	152,919
250,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 3/12/2051	211,653
140,000	Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	136,736
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,033,677)	2,603,074
	Collateralized Mortgage Obligations – 0.8%
2,907	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.754%, 3/25/2031	2,873
410,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	393,601
10,169	Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	11,274
20,103	Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	22,313
14,232	Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	15,047
50,849	Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	54,810
46,542	Federal National Mortgage Association REMIC 1993-113 SB, 7/25/2023	50,082
5,185	Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	5,686
11,680	Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	11,919
1,192	Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	1,193
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$32,154		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	34,681
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	668,310
350,000		Morgan Stanley Capital, Inc. A4, 5.88%, 6/11/2049	318,351
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,572,272)	1,590,140
		Corporate Bonds – 10.7%
		Basic Industry — Chemicals – 0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	105,833
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	83,910
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	92,249
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	33,268
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	35,643
70,000		Praxair, Inc., 4.625%, 03/30/2015	75,366
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	79,247
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,161
		TOTAL	535,677
		Basic Industry — Metals & Mining – 0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	52,722
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	83,270
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	95,731
60,000		ArcelorMittal USA, Inc., Company Guarantee, 9.750%, 04/01/2014	62,888
10,000		ArcelorMittal, 6.125%, 6/01/2018	10,429
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	165,620
130,000		Barrick Gold Corp., 6.950%, 04/01/2019	149,423
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	48,177
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	92,739
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	94,570
		TOTAL	855,569
		Basic Industry — Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	21,633
25,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	28,417
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	48,818
		TOTAL	98,868
		Capital Goods — Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,797
125,000		Boeing Co., Note, 5.125%, 02/15/2013	136,360
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,817
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,148
		TOTAL	242,122
		Capital Goods — Building Materials – 0.1%
70,000		RPM International, Inc., 6.500%, 02/15/2018	75,555
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	57,868
		TOTAL	133,423
		Capital Goods — Diversified Manufacturing – 0.5%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	64,650
30,000		Emerson Electric Co., 4.875%, 10/15/2019	31,584
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	108,009
160,000		Harsco Corp., 5.750%, 05/15/2018	160,466
80,000		Hubbell, Inc., 5.950%, 06/01/2018	83,972
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	67,253
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	99,275
140,000		Textron Financial Corp., 5.400%, 04/28/2013	143,851
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	31,950
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,486
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	140,481
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	46,912
		TOTAL	993,889
		Capital Goods — Environmental – 0.1%
85,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	89,176
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,150
		TOTAL	118,326
		Capital Goods — Packaging – 0.0%
20,000		Pactiv Corp., 6.400%, 01/15/2018	21,393
		Communications — Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	224,056
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	22,461
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	82,280
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	106,452
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	36,220
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	24,811
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	26,806
		TOTAL	523,086
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Communications — Media Noncable – 0.1%
$75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	90,680
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	88,513
		TOTAL	179,193
		Communications — Telecom Wireless – 0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	195,358
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	108,556
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	109,391
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	101,759
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	64,542
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	107,858
		TOTAL	687,464
		Communications — Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	132,773
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	42,651
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	102,286
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	66,806
56,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	59,075
		TOTAL	403,591
		Consumer Cyclical — Automotive – 0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	104,387
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	83,948
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	12,516
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	80,185
		TOTAL	281,036
		Consumer Cyclical — Entertainment – 0.2%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	106,825
180,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	199,445
		TOTAL	306,270
		Consumer Cyclical — Lodging – 0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	96,958
		Consumer Cyclical — Retailers – 0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	78,397
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	202,930
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	86,749
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	83,725
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,545
100,000		Target Corp., 5.875%, 03/01/2012	109,612
50,000		Target Corp., Note, 5.875%, 07/15/2016	56,140
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	43,257
		TOTAL	688,355
		Consumer Non-Cyclical — Food/Beverage – 0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	115,142
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	110,648
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	31,931
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	70,786
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,328
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	98,648
135,000		Kellogg Co., 4.250%, 03/06/2013	143,347
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	43,608
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	80,463
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,894
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	96,570
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,888
20,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	19,922
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	21,837
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	53,032
		TOTAL	1,008,044
		Consumer Non-Cyclical — Health Care – 0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	44,421
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	50,645
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	23,339
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	212,727
50,000	[2,3]	Thermo Fisher Scientific, Inc. , Sr. Note, Series 144A, 2.150%, 12/28/2012	50,321
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	10,043
		TOTAL	391,496
		Consumer Non-Cyclical — Pharmaceuticals – 0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	66,100
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	144,144
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	108,158
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	33,767
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	113,561
		TOTAL	465,730
		Consumer Non-Cyclical — Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,145
75,000		Philips Electronics NV, 5.750%, 03/11/2018	81,107
80,000		Whirlpool Corp., 5.500%, 03/01/2013	83,564
		TOTAL	174,816
		Consumer Non-Cyclical — Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	44,758
		Consumer Non-Cyclical — Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	86,441
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	32,089
		TOTAL	118,530
		Energy — Independent – 0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,990
30,000		Devon Financing Corp., 6.875%, 09/30/2011	32,709
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,535
15,000	[2,3]	Petroleos Mexicanos, Note, Series 144A, 6.000%, 03/05/2020	14,926
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	84,137
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	70,187
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	73,870
		TOTAL	362,354
		Energy — Integrated – 0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	220,378
		Energy — Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	18,978
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	84,700
		TOTAL	103,678
		Energy — Refining – 0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	110,026
115,000		Valero Energy Corp., 7.500%, 04/15/2032	118,683
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,182
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	35,998
		TOTAL	276,889
		Financial Institution — Banking – 1.5%
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	284,237
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	101,875
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	150,398
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	57,477
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	156,015
80,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 02/01/2040	85,949
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,752
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	162,788
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	54,947
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,350
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	80,019
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	161,754
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	181,592
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,870
250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 04/01/2014	265,771
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	106,151
90,000		M&T Bank Corp., 5.375%, 05/24/2012	94,288
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	36,627
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	75,358
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	120,028
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,498
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	208,618
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,212
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	207,857
30,000		Wachovia Corp., 5.750%, 02/01/2018	31,720
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	69,845
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	101,298
		TOTAL	2,988,294
		Financial Institution — Brokerage – 0.5%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	275,822
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,248
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	127,698
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	162,189
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	75,060
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	79,332
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	68,135
30,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.000%, 01/15/2015	30,033
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	62,142
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	50,316
		TOTAL	978,975
		Financial Institution — Finance Noncaptive – 0.8%
100,000		American Express Co., 4.875%, 07/15/2013	105,891
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	78,570
150,000		American Express Credit Corp., 5.875%, 05/02/2013	162,939
100,000		American General Finance Corp., 4.000%, 03/15/2011	93,233
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	120,081
120,000		Capital One Capital IV, 6.745%, 02/17/2037	101,400
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,741
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,484
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	419,729
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	209,675
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	85,250
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	114,000
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	98,125
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	22,637
60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	61,112
		TOTAL	1,688,867
		Financial Institution — Insurance — Health – 0.2%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	79,210
60,000		CIGNA Corp., 6.350%, 03/15/2018	63,479
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	107,668
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	50,104
		TOTAL	300,461
		Financial Institution — Insurance — Life – 0.4%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	239,489
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,047
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	41,009
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	101,342
70,000		MetLife, Inc., 6.750%, 06/01/2016	79,954
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,472
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	53,941
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	90,474
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	128,012
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	91,934
		TOTAL	848,674
		Financial Institution — Insurance — P&C – 0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	98,091
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	98,078
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	107,217
75,000		CNA Financial Corp., 6.500%, 08/15/2016	77,088
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	31,509
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,843
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	99,902
25,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	28,367
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	110,662
		TOTAL	672,757
		Financial Institution — REITs – 0.2%
40,000		AMB Property LP, 6.300%, 06/01/2013	41,964
30,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	31,609
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	57,441
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	18,642
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	20,598
75,000		Liberty Property LP, 6.625%, 10/01/2017	76,909
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	104,600
95,000		Simon Property Group LP, 6.125%, 05/30/2018	100,760
35,000		Simon Property Group LP, 6.750%, 05/15/2014	38,793
		TOTAL	491,316
		Oil & Gas – 0.1%
150,000	[2,3]	Petroleos Mexicanos, 4.875%, 3/15/2015	151,225
		Technology – 0.6%
50,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	50,331
40,000		BMC Software, Inc., 7.250%, 06/01/2018	44,602
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	67,330
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	225,045
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	78,539
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	101,177
65,000		Harris Corp., 5.950%, 12/01/2017	70,420
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	120,379
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$100,000		IBM Corp., Deb., 8.375%, 11/01/2019	130,923
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	76,146
150,000		Oracle Corp., 6.500%, 04/15/2038	166,254
		TOTAL	1,131,146
		Transportation — Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	80,678
		Transportation — Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	80,505
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	110,151
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	105,974
100,000		Union Pacific Corp., 4.875%, 01/15/2015	106,168
		TOTAL	402,798
		Transportation — Services – 0.0%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	98,035
		Utility — Electric – 0.9%
150,000		Alabama Power Co., 5.700%, 02/15/2033	155,997
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	85,974
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	97,855
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	114,060
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	108,224
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,801
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,038
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	44,570
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	66,017
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	108,465
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	108,891
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,313
50,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	52,372
40,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	41,924
41,635	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	45,705
15,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	17,643
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	42,703
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	99,468
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	85,941
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
$50,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	46,601
100,000	PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	107,154
75,000	PSI Energy, Inc., Bond, 6.050%, 06/15/2016	83,881
50,000	Progress Energy, Inc., 7.050%, 03/15/2019	57,020
90,000	Union Electric Co., 6.000%, 04/01/2018	97,485
80,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	83,451
90,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	98,595
	TOTAL	1,870,148
	Utility — Natural Gas Distributor – 0.1%
40,000	Atmos Energy Corp., 5.125%, 01/15/2013	42,456
20,000	Atmos Energy Corp., 8.500%, 03/15/2019	24,896
55,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	61,902
	TOTAL	129,254
	Utility — Natural Gas Pipelines – 0.2%
150,000	Consolidated Natural Gas Co., 5.000%, 12/01/2014	159,527
75,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	82,587
40,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	43,655
65,000	Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	79,401
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	96,268
	TOTAL	461,438
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,492,618)	21,625,959
	Government/AgencY – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015 (INDENTIFIED COST $79,936)	84,562
	Government Agencies – 1.9%
$750,000	Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	850,605
2,750,000	Federal National Mortgage Association, 4.375%, 3/15/2013	2,976,962
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,587,980)	3,827,567
	Mortgage-Backed Securities – 0.0%
10,965	Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	11,612
6,609	Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	7,162
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$16,296		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	17,847
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,967)	36,621
		MUNICIPAL – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	72,436
		U.S. Treasury – 0.2%
250,000	[5]	United States Treasury Bill, 0.20%, 7/1/2010	249,901
150,000	[6]	United States Treasury Note, 4.125%, 5/15/2015	162,674
		TOTAL U.S. TREASURY (IDENTIFIED COST $405,831)	412,575
		EXCHANGE-TRADED FUNDS – 9.9%
242,500		iShares MSCI Emerging Market Index Fund	9,278,050
134,000		iShares MSCI EAFE Index Fund	7,032,320
72,000	[1]	PowerShares DB Agriculture Fund	1,821,600
80,000	[1]	PowerShares DB Commodity Index Tracking Fund	1,815,200
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $15,216,216)	19,947,170
		MUTUAL FUNDS – 14.0%;7
85,774		Emerging Markets Fixed Income Core Fund	2,058,119
1,422,992		Federated Mortgage Core Portfolio	14,457,599
745,533		High Yield Bond Portfolio	4,696,859
7,163,426	[8]	Prime Value Obligations Fund, Institutional Shares, 0.19%	7,163,426
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $27,099,335)	28,376,003
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $186,806,845)[9]	198,898,655
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[10]	3,448,190
		TOTAL NET ASSETS — 100%	$202,346,845
Semi-Annual Shareholder Report

At January 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Bond 30-Year Long Futures	11	$1,306,938	March 2010	$(15,321)
[1]United States Treasury Note 5-Year Long Futures	2	$232,922	March 2010	$621
[1]United States Treasury Note 2-Year Short Futures	90	$19,615,781	March 2010	$(59,258)
[1]United States Treasury Note 10-Year Short Futures	8	$945,250	March 2010	$(19,892)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(93,850)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $1,979,351, which represented 1.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $1,979,351, which represented 1.0% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated companies.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $186,805,401.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds[1]	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$117,144,693	$ —	$ —	$117,144,693
International	3,177,855	—	—	3,177,855
Debt Securities:
Asset-Backed Securities	—	2,603,074	—	2,603,074
Collateralized Mortgage Obligations	—	1,590,140	—	1,590,140
Corporate Bonds	—	21,625,959	—	21,625,959
Government/Agency	—	84,562	—	84,562
Government Agencies	—	3,827,567	—	3,827,567
Mortgage-Backed Securities	—	36,621	—	36,621
Municipal	—	72,436	—	72,436
U.S. Treasury	—	412,575	—	412,575
Exchange-Traded Funds	19,947,170	—	—	19,947,170
Mutual Funds	28,376,003	—	—	28,376,003
TOTAL SECURITIES	$168,645,721	$30,252,934	$ —	$198,898,655
OTHER FINANCIAL INSTRUMENTS[2]	$(93,850)	$ —	$ —	$(93,850)
1	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investments Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $28,376,003 of investments in affiliated issuers (Note 5) (identified cost $186,806,845)		$198,898,655
Income receivable		437,661
Receivable for investments sold		7,730,781
Receivable for shares sold		157,062
TOTAL ASSETS		207,224,159
Liabilities:
Payable for investments purchased	$2,391,486
Payable for shares redeemed	297,143
Bank overdraft	1,922,640
Payable for daily variation margin	12,703
Payable for Directors'/Trustees' fees	389
Payable for distribution services fee (Note 5)	36,254
Payable for shareholder services fee (Note 5)	70,200
Accrued expenses	146,499
TOTAL LIABILITIES		4,877,314
Net assets for 18,978,040 shares outstanding		$202,346,845
Net Assets Consist of:
Paid-in capital		$274,036,698
Net unrealized appreciation of investments and futures contracts		11,997,960
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(83,815,861)
Undistributed net investment income		128,048
TOTAL NET ASSETS		$202,346,845
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($51,315,888 ÷ 4,789,830 shares outstanding), no par value, unlimited shares authorized	$10.71
Offering price per share	$10.71
Redemption proceeds per share	$10.71
Class A Shares:
Net asset value per share ($96,294,657 ÷ 9,011,134 shares outstanding), no par value, unlimited shares authorized	$10.69
Offering price per share (100/94.50 of $10.69)	$11.31
Redemption proceeds per share	$10.69
Class C Shares:
Net asset value per share ($54,163,596 ÷ 5,123,456 shares outstanding), no par value, unlimited shares authorized	$10.57
Offering price per share	$10.57
Redemption proceeds per share (99.00/100 of $10.57)	$10.46
Class K Shares:
Net asset value per share ($572,704 ÷ 53,620 shares outstanding), no par value, unlimited shares authorized	$10.68
Offering price per share	$10.68
Redemption proceeds per share	$10.68

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $609,225 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $23)		$2,081,797
Interest		847,462
Investment income allocated from affiliated partnership (Note 5)		72,058
TOTAL INCOME		3,001,317
Expenses:
Investment adviser fee (Note 5)	$811,831
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	23,876
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	29,588
Transfer and dividend disbursing agent fees and expenses — Class A Shares	89,089
Transfer and dividend disbursing agent fees and expenses — Class C Shares	35,668
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,065
Directors'/Trustees' fees	664
Auditing fees	13,364
Legal fees	4,941
Portfolio accounting fees	64,657
Distribution services fee — Class C Shares (Note 5)	213,913
Distribution services fee — Class K Shares (Note 5)	1,507
Shareholder services fee — Class A Shares (Note 5)	113,302
Shareholder services fee — Class C Shares (Note 5)	37,626
Account administration fee — Class A Shares	8,738
Account administration fee — Class C Shares	33,176
Share registration costs	28,083
Printing and postage	44,624
Insurance premiums	2,534
Miscellaneous	5,294
TOTAL EXPENSES	1,699,649
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(192,882)
Waiver of administrative personnel and services fee	(26,643)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(19,740)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(2,857)
TOTAL WAIVERS AND REIMBURSEMENTS		$(242,122)
Net expenses			$1,457,527
Net investment income			1,543,790
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $40,206 on sales of investments in affiliated issuers)			13,769,391
Net realized loss on futures contracts			(177,685)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership			9,781
Net change in unrealized appreciation of investments			(724,312)
Net change in unrealized appreciation of futures contracts			(150,337)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			12,726,838
Change in net assets resulting from operations			$14,270,628

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,543,790	$4,254,202
Net realized gain (loss) on investments including allocations from partnership, futures contracts, swap contracts and foreign currency transactions	13,601,487	(78,984,016)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(874,649)	20,399,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,270,628	(54,329,863)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(983,693)	(1,595,326)
Class A Shares	(1,641,566)	(3,103,691)
Class C Shares	(499,917)	(1,038,914)
Class K Shares	(6,715)	(16,435)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,131,891)	(5,754,366)
Share Transactions:
Proceeds from sale of shares	10,051,242	36,439,359
Net asset value of shares issued to shareholders in payment of distributions declared	2,868,159	5,307,208
Cost of shares redeemed	(33,685,564)	(77,834,821)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,766,163)	(36,088,254)
Change in net assets	(9,627,426)	(96,172,483)
Net Assets:
Beginning of period	211,974,271	308,146,754
End of period (including undistributed net investment income of $128,048 and $1,716,149, respectively)	$202,346,845	$211,974,271

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is the possibility of long-term growth of capital and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

At January 31, 2010, the Fund had no outstanding swap contracts.

Semi-Annual Shareholder Report

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net-realized foreign-exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$93,850*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations
for the Six Months Ended January 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(177,685)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(150,337)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,013	$1,291,016	253,113	$2,403,458
Shares issued to shareholders in payment of distributions declared	83,630	927,457	165,816	1,561,986
Shares redeemed	(327,977)	(3,593,712)	(1,230,295)	(11,711,678)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(123,334)	$(1,375,239)	(811,366)	$(7,746,234)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	693,991	$7,498,194	2,918,354	$28,708,761
Shares issued to shareholders in payment of distributions declared	131,800	1,459,023	293,825	2,761,954
Shares redeemed	(2,199,097)	(23,847,768)	(5,097,439)	(49,072,166)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,373,306)	$(14,890,551)	(1,885,260)	$(17,601,451)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	116,201	$1,239,175	494,156	$4,859,370
Shares issued to shareholders in payment of distributions declared	43,376	474,964	103,849	966,833
Shares redeemed	(577,791)	(6,158,742)	(1,726,728)	(16,655,018)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(418,214)	$(4,444,603)	(1,128,723)	$(10,828,815)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,113	$22,857	40,414	$467,770
Shares issued to shareholders in payment of distributions declared	607	6,715	1,748	16,435
Shares redeemed	(7,962)	(85,342)	(39,852)	(395,959)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(5,242)	$(55,770)	2,310	$88,246
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,920,096)	$(20,766,163)	(3,823,039)	$(36,088,254)

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $186,805,401. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,093,254. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,295,152 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,201,898.

Semi-Annual Shareholder Report

At July 31, 2009, the Fund had a capital loss carryforward of $47,465,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2016	$49,998
2017	$47,415,913

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $188,820 of its fee. In addition, for the six months ended January 31, 2010, an affiliate of the Adviser voluntarily reimbursed $22,597 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2010, the Sub-Adviser earned a fee of $73,545.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.101% of average daily net assets of the Fund. FAS waived $26,643 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $8,735 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Semi-Annual Shareholder Report

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $3,492 in sales charges from the sale of Class A Shares. FSC also retained $410 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.30%, 2.05% and 1.79% (the “Fee Limit”), respectively, through the later of (the “Termination Date”):
(a) September 30, 2010, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $4,062. Transactions with the affiliated companies during the six months ended January 31, 2010 were as follows:

Affiliates	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	69,216	25,897	9,339	85,774	$2,058,119	$72,058
Federated Mortgage Core Portfolio	1,560,524	235,815	373,347	1,422,992	$14,457,599	$382,422
High Yield Bond Portfolio	923,286	35,411	213,164	745,533	$4,696,859	$215,963
Prime Value Obligations Fund, Institutional Shares	8,638,989	43,992,325	45,467,888	7,163,426	$7,163,426	$10,840
TOTAL OF AFFILIATED TRANSACTIONS	11,192,015	44,289,448	46,063,738	9,417,725	$28,376,003	$681,283

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by FIMCO, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's Web site or upon request from the Fund.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II). Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. EMCORE's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its Semi-Annual Shareholder Report proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's Web site or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$155,848,201
Sales	$173,586,828

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Semi-Annual Shareholder Report

Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Balanced Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period and the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report

(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the Semi-Annual Shareholder Report reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R841
Cusip 31421R833
Cusip 31421R692

36354 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated MDT Balanced Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007 [1]	2006 [2]	2005
Net Asset Value, Beginning of Period	$10.21	$12.57	$13.79	$13.23	$13.60	$12.82
Income From Investment Operations:
Net investment income	0.11	0.23[3]	0.30[3]	0.24[3]	0.24[3]	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.60	(2.28)	(0.98)	1.14	0.50	1.87
TOTAL FROM INVESTMENT OPERATIONS	0.71	(2.05)	(0.68)	1.38	0.74	2.07
Less Distributions:
Distributions from net investment income	(0.21)	(0.31)	(0.19)	(0.17)	(0.18)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.35)	(0.65)	(0.93)	(1.14)
TOTAL DISTRIBUTIONS	(0.21)	(0.31)	(0.54)	(0.82)	(1.11)	(1.29)
Net Asset Value, End of Period	$10.71	$10.21	$12.57	$13.79	$13.23	$13.60
Total Return[4]	6.84%	(16.13)%	(5.33)%	10.61%	5.62%	16.81%
Ratios to Average Net Assets:
Net expenses	0.96%[5]	1.05%	1.06%	1.14%	1.25%	1.19%
Net investment income	1.81%[5]	2.29%	2.22%	1.74%	1.82%	1.54%
Expense waiver/reimbursement[6]	0.20%[5]	0.09%	0.03%	0.17%	0.14%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$51,316	$50,161	$71,949	$81,634	$73,747	$69,320
Portfolio turnover	76%	231%	158%	174%	139%	127%
Semi-Annual Shareholder Report
1

1	MDT Balanced Fund (the “Predecessor Fund”) was reorganized into Federated MDT Balanced Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,068.40	$5.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.37	$4.89
1	Expenses are equal to the Fund's annualized net expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	57.9%
Corporate Debt Securities	13.2%
International Equity Securities (including International Exchange-Traded Funds)	9.7%
Mortgage-Backed Securities	6.8%
U.S. Treasury and Agency Securities[2]	2.1%
Commodity Exchange-Traded Funds	1.8%
Collateralized Mortgage Obligations	1.5%
Asset-Backed Securities	1.3%
Foreign Debt Securities	0.7%
Municipal[3]	0.0%
Cash Equivalents[4]	3.8%
Derivative Contracts[3,5]	(0.0)%
Other Assets and Liabilities — Net[6]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Also includes $162,674 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
5

At January 31, 2010, the Fund's industry composition7 for its equity securities (excluding international exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Property Liability Insurance	6.4%
Real Estate Investment Trusts	5.9%
Financial Services	5.8%
Crude Oil & Gas Production	5.4%
Integrated International Oil	5.2%
Electric Utility	5.1%
Integrated Domestic Oil	4.6%
Internet Services	4.5%
Miscellaneous Food Products	4.5%
Securities Brokerage	4.4%
Computers — High End	3.9%
Life Insurance	3.7%
Services to Medical Professionals	3.5%
Health Care Providers & Services	2.9%
Biotechnology	2.7%
Undesignated Consumer Cyclicals	2.7%
Specialty Retailing	2.0%
Electronic Equipment Instruments & Components	1.9%
Software Packaged/Custom	1.9%
Tobacco	1.9%
Defense Electronics	1.8%
Oil Gas & Consumable Fuels	1.7%
Multi-Line Insurance	1.3%
Capital Markets	1.2%
Medical Technology	1.0%
Other[8]	14.1%
TOTAL	100.0%
7	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
8	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report
6

Portfolio of Investments

January 31, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 59.5%
		Aerospace & Defense – 0.0%
1,600		ITT Corp.	77,296
		Agricultural Chemicals – 0.1%
800		Bunge Ltd.	47,032
2,300		FMC Corp.	117,162
		TOTAL	164,194
		Air Freight & Logistics – 0.1%
3,500		United Parcel Service, Inc.	202,195
		Airline — Regional – 0.2%
9,700	[1]	Alaska Air Group, Inc.	303,998
5,500		SkyWest, Inc.	80,465
		TOTAL	384,463
		Auto Original Equipment Manufacturers – 0.3%
2,500	[1]	AutoZone, Inc.	387,575
4,200		Johnson Controls, Inc.	116,886
		TOTAL	504,461
		Auto Part Replacement – 0.1%
5,000		WABCO Holdings, Inc.	129,250
		Beer – 0.1%
5,300		Molson Coors Brewing Co., Class B	222,600
		Biotechnology – 1.6%
66,100	[1]	Gilead Sciences, Inc.	3,190,647
		Cable TV – 0.0%
1,700	[1]	DIRECTV — Class A	51,595
		Capital Markets – 0.7%
51,500		Morgan Stanley	1,379,170
		Clothing Stores – 0.2%
7,300	[1]	Children's Place Retail Stores, Inc.	232,140
4,200	[1]	Jos A. Bank Clothiers, Inc.	176,022
3,800		Limited Brands	72,276
		TOTAL	480,438
		Commercial Services – 0.0%
1,800	[1]	Corrections Corp. of America	33,678
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value
		Commodity Chemicals – 0.1%
2,100		Dow Chemical Co.	56,889
3,300		Du Pont (E.I.) de Nemours & Co.	107,613
800		PPG Industries, Inc.	46,944
		TOTAL	211,446
		Communications Equipment – 0.1%
3,900		Harris Corp.	167,388
		Computer Services – 0.2%
2,500	[1]	Salesforce.com, Inc.	158,875
7,500	[1]	Synnex Corp.	198,525
		TOTAL	357,400
		Computer Stores – 0.3%
35,100	[1]	Ingram Micro, Inc., Class A	593,190
		Computers & Peripherals – 0.2%
10,800	[1]	Network Appliance, Inc.	314,604
		Computers — High End – 2.3%
38,700		IBM Corp.	4,736,493
		Computers — Low End – 0.2%
25,200	[1]	Dell, Inc.	325,080
		Construction Machinery – 0.0%
1,100		Joy Global, Inc.	50,314
		Consumer Cyclical — Lodging – 0.0%
3,600		Wyndham Worldwide Corp.	75,564
		Containers & Packaging – 0.0%
2,500	[1]	Pactiv Corp.	56,375
		Contracting – 0.1%
2,700	[1]	IHS, Inc. — Class A	138,888
		Copper – 0.1%
8,400	[1]	Southern Copper Corp.	223,692
		Crude Oil & Gas Production – 3.2%
18,900		Apache Corp.	1,866,753
4,400		Berry Petroleum Co., Class A	119,152
155,700		Chesapeake Energy Corp.	3,858,246
8,000	[1]	EXCO Resources, Inc.	140,320
11,600	[1]	Ultra Petroleum Corp.	532,904
		TOTAL	6,517,375
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value
		Defense Electronics – 1.1%
6,400		L-3 Communications Holdings, Inc.	533,376
12,800		Northrop Grumman Corp.	724,480
18,100		Raytheon Co.	948,983
		TOTAL	2,206,839
		Department Stores – 0.4%
8,100	[1]	Sears Holdings Corp.	755,568
		Diversified Financial Services – 0.4%
16,000		JPMorgan Chase & Co.	623,040
7,200		NYSE Euronext	168,552
		TOTAL	791,592
		Diversified Leisure – 0.1%
2,200	[1]	Bally Technologies, Inc.	87,274
2,000	[1]	Coinstar, Inc.	51,660
5,500	[1]	Penn National Gaming, Inc.	148,390
		TOTAL	287,324
		Electric & Electronic Original Equipment Manufacturers – 0.1%
1,400	[1]	American Superconductor Corp.	53,228
1,100		Eaton Corp.	67,364
		TOTAL	120,592
		Electric Utility – 3.0%
19,800		CMS Energy Corp.	300,366
4,800		CenterPoint Energy, Inc.	66,960
21,200		Constellation Energy Group	684,336
3,600		DPL, Inc.	96,624
11,800		Edison International	393,176
8,400		Entergy Corp.	641,004
28,600		Exelon Corp.	1,304,732
1,500		PNM Resources, Inc.	17,445
10,500		PPL Corp.	309,645
17,300		Public Service Enterprises Group, Inc.	529,207
31,500		Sempra Energy	1,598,625
4,900		UniSource Energy Corp.	150,626
		TOTAL	6,092,746
		Electrical Equipment – 0.1%
2,700		Emerson Electric Co.	112,158
4,500	[1]	Thomas & Betts Corp.	151,920
		TOTAL	264,078
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value
		Electronic Equipment Instruments & Components – 1.1%
125,200		Corning, Inc.	2,263,616
		Electronic Instruments – 0.1%
2,200	[1]	Thermo Fisher Scientific, Inc.	101,530
		Ethical Drugs – 0.1%
2,900	[1]	Salix Pharmaceuticals Ltd.	84,854
4,900	[1]	Valeant Pharmaceuticals International	164,003
		TOTAL	248,857
		Financial Services – 3.4%
80,400		Ameriprise Financial, Inc.	3,074,496
125		Hercules Technology Growth Capital, Inc.	1,258
4,300		Lazard Ltd., Class A	165,722
4,600	[1]	MSCI, Inc., Class A	135,976
14,000		Mastercard, Inc. Class A	3,498,600
2,600	[1]	Verifone Holdings, Inc.	46,254
		TOTAL	6,922,306
		Food Products – 0.0%
3,400	[1]	Dean Foods Co.	59,942
		Gas Distributor – 0.1%
5,900	[1]	Southern Union Co.	130,036
		Greeting Cards – 0.1%
8,100		American Greetings Corp., Class A	149,688
		Grocery Chain – 0.1%
10,200		Safeway, Inc.	228,990
		Health Care Providers & Services – 1.7%
1,000	[1]	Catalyst Health Solutions, Inc.	39,330
5,200	[1]	Express Scripts, Inc., Class A	436,072
1,400	[1]	LifePoint Hospitals, Inc.	41,972
47,900	[1]	Medco Health Solutions, Inc.	2,944,892
		TOTAL	3,462,266
		Home Health Care – 0.1%
1,400	[1]	Amedisys, Inc.	76,930
2,500	[1]	Gentiva Health Services, Inc.	63,850
2,700	[1]	Lincare Holdings, Inc.	99,414
		TOTAL	240,194
		Home Products – 0.1%
2,900		Kimberly-Clark Corp.	172,231
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value
		Household Appliances – 0.3%
7,700		Whirlpool Corp.	578,886
		Industrial Machinery – 0.0%
600		Dover Corp.	25,728
		Insurance Brokerage – 0.1%
7,800		Endurance Specialty Holdings Ltd.	280,956
		Integrated Domestic Oil – 2.8%
103,700		ConocoPhillips	4,977,600
2,700		Hess Corp.	156,033
15,400		Marathon Oil Corp.	459,074
		TOTAL	5,592,707
		Integrated International Oil – 3.1%
70,000		Chevron Corp.	5,048,400
18,700		Exxon Mobil Corp.	1,204,841
		TOTAL	6,253,241
		Internet Services – 2.7%
30,700	[1]	Amazon.com, Inc.	3,850,087
600	[1]	Blue Nile, Inc.	30,930
4,300	[1]	NetFlix, Inc.	267,675
6,200	[1]	Priceline.com, Inc.	1,211,170
		TOTAL	5,359,862
		Life Insurance – 2.2%
95,200		MetLife, Inc.	3,362,464
6,500		Prudential Financial	324,935
6,400		Reinsurance Group of America, Inc.	311,808
10,500		Torchmark Corp.	471,450
		TOTAL	4,470,657
		Maritime – 0.2%
3,800		Genco Shipping & Trading Ltd.	72,808
6,400		Overseas Shipholding Group, Inc.	285,504
6,100		Ship Finance International LTD	88,267
		TOTAL	446,579
		Medical Technology – 0.6%
2,000	[1]	Gen-Probe, Inc.	85,860
3,100	[1]	IDEXX Laboratories, Inc.	162,719
3,100	[1]	Intuitive Surgical, Inc.	1,016,986
		TOTAL	1,265,565
Semi-Annual Shareholder Report
11

Shares or Principal Amount			Value
		Metal Containers – 0.1%
2,300		Ball Corp.	116,817
		Miscellaneous Components – 0.3%
13,900		Amphenol Corp., Class A	553,776
		Miscellaneous Food Products – 2.7%
2,400		Andersons, Inc.	64,752
170,200		Archer-Daniels-Midland Co.	5,100,894
1,600		Corn Products International, Inc.	45,472
11,800	[1]	Fresh Del Monte Produce, Inc.	239,894
		TOTAL	5,451,012
		Miscellaneous Machinery – 0.2%
6,500		SPX Corp.	353,860
		Money Center Bank – 0.5%
5,200		International Bancshares Corp.	108,368
1,400		State Street Corp.	60,032
31,500		The Bank of New York Mellon Corp.	916,335
		TOTAL	1,084,735
		Multi-Industry Capital Goods – 0.4%
5,100		3M Co.	410,499
5,000		United Technologies Corp.	337,400
		TOTAL	747,899
		Multi-Line Insurance – 0.8%
11,400		CIGNA Corp.	384,978
13,800	[1]	CNA Financial Corp.	324,162
838		Harleysville Group, Inc.	27,067
8,200		Hartford Financial Services Group, Inc.	196,718
2,000		Infinity Property & Casualty	79,320
22,400		Lincoln National Corp.	550,592
10,900	[1]	MBIA, Inc.	53,737
		TOTAL	1,616,574
		Offshore Driller – 0.1%
4,900		Noble Corp.	197,568
		Oil Gas & Consumable Fuels – 1.0%
39,400		Murphy Oil Corp.	2,012,552
		Oil Service, Explore & Drill – 0.2%
3,900	[1]	Brigham Exploration Co.	50,856
4,400	[1]	Pride International, Inc.	130,240
Semi-Annual Shareholder Report
12

Shares or Principal Amount			Value
6,400		Rowan Cos., Inc.	137,472
		TOTAL	318,568
		Optical Reading Equipment – 0.0%
3,000	[1]	Zebra Technologies Co., Class A	78,300
		Paper Products – 0.0%
400		Clearwater Paper Corp.	19,572
		Personal Loans – 0.1%
4,900	[1]	World Acceptance Corp.	197,911
		Plastic Containers – 0.1%
9,500	[1]	Owens-Illinois, Inc.	258,590
		Pollution Control – 0.1%
2,000		Danaher Corp.	142,700
3,500	[1]	Waste Connections, Inc.	112,595
		TOTAL	255,295
		Poultry Products – 0.0%
300		Sanderson Farms, Inc.	14,025
		Property Liability Insurance – 3.8%
13,000		Allied World Assurance Holdings Ltd.	581,880
5,200		American Financial Group, Inc. Ohio	129,012
39,700		Chubb Corp.	1,985,000
1,800		Everest Re Group Ltd.	154,332
6,800		PartnerRe Ltd.	507,212
4,000		Platinum Underwriters Holdings Ltd.	145,040
5,700		RenaissanceRe Holdings Ltd.	308,826
67,500		The Travelers Cos, Inc.	3,420,225
25,900		XL Capital Ltd., Class A	434,343
		TOTAL	7,665,870
		Real Estate Investment Trusts – 3.5%
34,000		AMB Property Corp.	816,000
19,000		Annaly Capital Management, Inc.	330,220
8,000		Avalonbay Communities, Inc.	612,880
9,000		Boston Properties, Inc.	583,830
9,000		Corporate Office Properties Trust	321,210
10,000		Digital Realty Trust, Inc.	480,000
61,056		Host Hotels & Resorts, Inc.	647,194
7,367		Macerich Co. (The)	227,272
15,000		Plum Creek Timber Co., Inc.	542,550
Semi-Annual Shareholder Report
13

Shares or Principal Amount			Value
23,000		Prologis Trust	289,800
6,500		SL Green Realty Corp.	295,685
12,691		Simon Property Group, Inc.	913,752
13,000		Taubman Centers, Inc.	411,580
10,599		Vornado Realty Trust	685,543
		TOTAL	7,157,516
		Regional Banks – 0.4%
24,400		Comerica, Inc.	842,044
2,900		Fulton Financial Corp.	26,796
		TOTAL	868,840
		Restaurant – 0.1%
4,500		Darden Restaurants, Inc.	166,320
		Securities Brokerage – 2.6%
35,400		Goldman Sachs Group, Inc.	5,264,688
		Semiconductor Distribution – 0.1%
5,000	[1]	Arrow Electronics, Inc.	131,350
3,600	[1]	Avnet, Inc.	95,184
		TOTAL	226,534
		Semiconductor Manufacturing – 0.2%
2,200	[1]	Cavium Networks, Inc.	47,542
32,200	[1]	Micron Technology, Inc.	280,784
1,500	[1]	NetLogic Microsystems, Inc.	61,440
		TOTAL	389,766
		Semiconductors & Semiconductor Equipment – 0.2%
9,000	[1]	Fairchild Semiconductor International, Inc., Class A	80,820
10,000		Linear Technology Corp.	261,000
		TOTAL	341,820
		Services to Medical Professionals – 2.1%
3,100	[1]	Coventry Health Care, Inc.	70,928
1,200	[1]	HMS Holdings Corp.	54,108
4,000	[1]	Health Net, Inc.	97,040
31,200		Omnicare, Inc.	780,000
41,600		UnitedHealth Group, Inc.	1,372,800
29,300	[1]	Wellpoint, Inc.	1,866,996
		TOTAL	4,241,872
		Soft Drinks – 0.3%
9,500		The Coca-Cola Co.	515,375
Semi-Annual Shareholder Report
14

Shares or Principal Amount			Value
		Software Packaged/Custom – 1.1%
13,300	[1]	Adobe Systems, Inc.	429,590
900	[1]	BMC Software, Inc.	34,776
21,700		CA, Inc.	478,268
1,200	[1]	DST Systems, Inc.	54,396
3,000	[1]	GSI Commerce, Inc.	68,280
4,700		Microsoft Corp.	132,446
6,600	[1]	Oracle Corp.	152,196
12,700	[1]	Red Hat, Inc.	345,694
6,600		Rovi Corporation	190,542
4,700	[1]	Solera Holdings, Inc.	155,617
16,000	[1]	Symantec Corp.	271,200
		TOTAL	2,313,005
		Specialty Retailing – 1.2%
1,700		Advance Auto Parts, Inc.	67,065
57,700		CVS Corp.	1,867,749
9,000	[1]	Cabela's, Inc. Class A	145,080
5,400	[1]	J Crew Group, Inc.	211,734
3,600		Penske Automotive Group, Inc.	50,616
1,300		Staples, Inc.	30,498
		TOTAL	2,372,742
		Technology Hardware & Equipment – 0.3%
11,300		Hewlett-Packard Co.	531,891
		Textiles Apparel & Luxury Goods – 0.0%
1,900		Phillips Van Heusen Corp.	74,651
		Tobacco – 1.1%
7,500	[1]	Lorillard, Inc.	567,750
30,400		Philip Morris International, Inc.	1,383,504
6,226		Universal Corp.	282,598
		TOTAL	2,233,852
		Undesignated Consumer Cyclicals – 1.6%
2,500	[1]	Apollo Group, Inc., Class A	151,475
4,700		DeVRY, Inc.	286,982
1,900		Herbalife Ltd.	73,815
26,200	[1]	ITT Educational Services, Inc.	2,537,994
Semi-Annual Shareholder Report
15

Shares or Principal Amount		Value
1,300	Strayer Education, Inc.	270,114
	TOTAL	3,320,380
	TOTAL COMMON STOCKS (IDENTIFIED COST $115,214,013)	120,322,548
	Asset-Backed Securities – 1.3%
$250,000	Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	226,140
1,200,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,029,000
1,000,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 9/15/2039	751,727
31,497	CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	22,174
100,000	Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	72,725
150,000	Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	152,919
250,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 3/12/2051	211,653
140,000	Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	136,736
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,033,677)	2,603,074
	Collateralized Mortgage Obligations – 0.8%
2,907	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.754%, 3/25/2031	2,873
410,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	393,601
10,169	Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	11,274
20,103	Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	22,313
14,232	Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	15,047
50,849	Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	54,810
46,542	Federal National Mortgage Association REMIC 1993-113 SB, 7/25/2023	50,082
5,185	Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	5,686
11,680	Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	11,919
1,192	Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	1,193
Semi-Annual Shareholder Report
16

Shares or Principal Amount			Value
$32,154		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	34,681
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	668,310
350,000		Morgan Stanley Capital, Inc. A4, 5.88%, 6/11/2049	318,351
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,572,272)	1,590,140
		Corporate Bonds – 10.7%
		Basic Industry — Chemicals – 0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	105,833
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	83,910
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	92,249
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	33,268
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	35,643
70,000		Praxair, Inc., 4.625%, 03/30/2015	75,366
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	79,247
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,161
		TOTAL	535,677
		Basic Industry — Metals & Mining – 0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	52,722
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	83,270
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	95,731
60,000		ArcelorMittal USA, Inc., Company Guarantee, 9.750%, 04/01/2014	62,888
10,000		ArcelorMittal, 6.125%, 6/01/2018	10,429
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	165,620
130,000		Barrick Gold Corp., 6.950%, 04/01/2019	149,423
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	48,177
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	92,739
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	94,570
		TOTAL	855,569
		Basic Industry — Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	21,633
25,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	28,417
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	48,818
		TOTAL	98,868
		Capital Goods — Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,797
125,000		Boeing Co., Note, 5.125%, 02/15/2013	136,360
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,817
Semi-Annual Shareholder Report
17

Shares or Principal Amount			Value
$20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,148
		TOTAL	242,122
		Capital Goods — Building Materials – 0.1%
70,000		RPM International, Inc., 6.500%, 02/15/2018	75,555
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	57,868
		TOTAL	133,423
		Capital Goods — Diversified Manufacturing – 0.5%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	64,650
30,000		Emerson Electric Co., 4.875%, 10/15/2019	31,584
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	108,009
160,000		Harsco Corp., 5.750%, 05/15/2018	160,466
80,000		Hubbell, Inc., 5.950%, 06/01/2018	83,972
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	67,253
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	99,275
140,000		Textron Financial Corp., 5.400%, 04/28/2013	143,851
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	31,950
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,486
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	140,481
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	46,912
		TOTAL	993,889
		Capital Goods — Environmental – 0.1%
85,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	89,176
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,150
		TOTAL	118,326
		Capital Goods — Packaging – 0.0%
20,000		Pactiv Corp., 6.400%, 01/15/2018	21,393
		Communications — Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	224,056
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	22,461
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	82,280
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	106,452
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	36,220
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	24,811
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	26,806
		TOTAL	523,086
Semi-Annual Shareholder Report
18

Shares or Principal Amount			Value
		Communications — Media Noncable – 0.1%
$75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	90,680
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	88,513
		TOTAL	179,193
		Communications — Telecom Wireless – 0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	195,358
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	108,556
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	109,391
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	101,759
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	64,542
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	107,858
		TOTAL	687,464
		Communications — Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	132,773
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	42,651
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	102,286
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	66,806
56,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	59,075
		TOTAL	403,591
		Consumer Cyclical — Automotive – 0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	104,387
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	83,948
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	12,516
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	80,185
		TOTAL	281,036
		Consumer Cyclical — Entertainment – 0.2%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	106,825
180,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	199,445
		TOTAL	306,270
		Consumer Cyclical — Lodging – 0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	96,958
		Consumer Cyclical — Retailers – 0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	78,397
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	202,930
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	86,749
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	83,725
Semi-Annual Shareholder Report
19

Shares or Principal Amount			Value
$25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,545
100,000		Target Corp., 5.875%, 03/01/2012	109,612
50,000		Target Corp., Note, 5.875%, 07/15/2016	56,140
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	43,257
		TOTAL	688,355
		Consumer Non-Cyclical — Food/Beverage – 0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	115,142
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	110,648
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	31,931
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	70,786
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,328
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	98,648
135,000		Kellogg Co., 4.250%, 03/06/2013	143,347
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	43,608
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	80,463
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,894
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	96,570
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,888
20,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	19,922
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	21,837
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	53,032
		TOTAL	1,008,044
		Consumer Non-Cyclical — Health Care – 0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	44,421
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	50,645
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	23,339
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	212,727
50,000	[2,3]	Thermo Fisher Scientific, Inc. , Sr. Note, Series 144A, 2.150%, 12/28/2012	50,321
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	10,043
		TOTAL	391,496
		Consumer Non-Cyclical — Pharmaceuticals – 0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	66,100
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	144,144
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	108,158
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	33,767
Semi-Annual Shareholder Report
20

Shares or Principal Amount			Value
$100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	113,561
		TOTAL	465,730
		Consumer Non-Cyclical — Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,145
75,000		Philips Electronics NV, 5.750%, 03/11/2018	81,107
80,000		Whirlpool Corp., 5.500%, 03/01/2013	83,564
		TOTAL	174,816
		Consumer Non-Cyclical — Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	44,758
		Consumer Non-Cyclical — Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	86,441
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	32,089
		TOTAL	118,530
		Energy — Independent – 0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,990
30,000		Devon Financing Corp., 6.875%, 09/30/2011	32,709
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,535
15,000	[2,3]	Petroleos Mexicanos, Note, Series 144A, 6.000%, 03/05/2020	14,926
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	84,137
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	70,187
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	73,870
		TOTAL	362,354
		Energy — Integrated – 0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	220,378
		Energy — Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	18,978
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	84,700
		TOTAL	103,678
		Energy — Refining – 0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	110,026
115,000		Valero Energy Corp., 7.500%, 04/15/2032	118,683
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,182
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	35,998
		TOTAL	276,889
		Financial Institution — Banking – 1.5%
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	284,237
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	101,875
Semi-Annual Shareholder Report
21

Shares or Principal Amount			Value
$130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	150,398
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	57,477
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	156,015
80,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 02/01/2040	85,949
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,752
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	162,788
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	54,947
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,350
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	80,019
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	161,754
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	181,592
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,870
250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 04/01/2014	265,771
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	106,151
90,000		M&T Bank Corp., 5.375%, 05/24/2012	94,288
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	36,627
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	75,358
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	120,028
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,498
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	208,618
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,212
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	207,857
30,000		Wachovia Corp., 5.750%, 02/01/2018	31,720
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	69,845
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	101,298
		TOTAL	2,988,294
		Financial Institution — Brokerage – 0.5%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	275,822
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,248
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	127,698
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	162,189
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	75,060
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	79,332
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	68,135
30,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.000%, 01/15/2015	30,033
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	62,142
Semi-Annual Shareholder Report
22

Shares or Principal Amount			Value
$50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	50,316
		TOTAL	978,975
		Financial Institution — Finance Noncaptive – 0.8%
100,000		American Express Co., 4.875%, 07/15/2013	105,891
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	78,570
150,000		American Express Credit Corp., 5.875%, 05/02/2013	162,939
100,000		American General Finance Corp., 4.000%, 03/15/2011	93,233
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	120,081
120,000		Capital One Capital IV, 6.745%, 02/17/2037	101,400
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,741
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,484
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	419,729
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	209,675
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	85,250
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	114,000
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	98,125
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	22,637
60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	61,112
		TOTAL	1,688,867
		Financial Institution — Insurance — Health – 0.2%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	79,210
60,000		CIGNA Corp., 6.350%, 03/15/2018	63,479
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	107,668
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	50,104
		TOTAL	300,461
		Financial Institution — Insurance — Life – 0.4%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	239,489
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,047
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	41,009
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	101,342
70,000		MetLife, Inc., 6.750%, 06/01/2016	79,954
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,472
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	53,941
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	90,474
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	128,012
Semi-Annual Shareholder Report
23

Shares or Principal Amount			Value
$85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	91,934
		TOTAL	848,674
		Financial Institution — Insurance — P&C – 0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	98,091
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	98,078
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	107,217
75,000		CNA Financial Corp., 6.500%, 08/15/2016	77,088
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	31,509
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,843
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	99,902
25,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	28,367
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	110,662
		TOTAL	672,757
		Financial Institution — REITs – 0.2%
40,000		AMB Property LP, 6.300%, 06/01/2013	41,964
30,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	31,609
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	57,441
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	18,642
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	20,598
75,000		Liberty Property LP, 6.625%, 10/01/2017	76,909
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	104,600
95,000		Simon Property Group LP, 6.125%, 05/30/2018	100,760
35,000		Simon Property Group LP, 6.750%, 05/15/2014	38,793
		TOTAL	491,316
		Oil & Gas – 0.1%
150,000	[2,3]	Petroleos Mexicanos, 4.875%, 3/15/2015	151,225
		Technology – 0.6%
50,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	50,331
40,000		BMC Software, Inc., 7.250%, 06/01/2018	44,602
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	67,330
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	225,045
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	78,539
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	101,177
65,000		Harris Corp., 5.950%, 12/01/2017	70,420
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	120,379
Semi-Annual Shareholder Report
24

Shares or Principal Amount			Value
$100,000		IBM Corp., Deb., 8.375%, 11/01/2019	130,923
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	76,146
150,000		Oracle Corp., 6.500%, 04/15/2038	166,254
		TOTAL	1,131,146
		Transportation — Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	80,678
		Transportation — Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	80,505
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	110,151
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	105,974
100,000		Union Pacific Corp., 4.875%, 01/15/2015	106,168
		TOTAL	402,798
		Transportation — Services – 0.0%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	98,035
		Utility — Electric – 0.9%
150,000		Alabama Power Co., 5.700%, 02/15/2033	155,997
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	85,974
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	97,855
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	114,060
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	108,224
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,801
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,038
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	44,570
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	66,017
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	108,465
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	108,891
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,313
50,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	52,372
40,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	41,924
41,635	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	45,705
15,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	17,643
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	42,703
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	99,468
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	85,941
Semi-Annual Shareholder Report
25

Shares or Principal Amount		Value
$50,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	46,601
100,000	PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	107,154
75,000	PSI Energy, Inc., Bond, 6.050%, 06/15/2016	83,881
50,000	Progress Energy, Inc., 7.050%, 03/15/2019	57,020
90,000	Union Electric Co., 6.000%, 04/01/2018	97,485
80,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	83,451
90,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	98,595
	TOTAL	1,870,148
	Utility — Natural Gas Distributor – 0.1%
40,000	Atmos Energy Corp., 5.125%, 01/15/2013	42,456
20,000	Atmos Energy Corp., 8.500%, 03/15/2019	24,896
55,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	61,902
	TOTAL	129,254
	Utility — Natural Gas Pipelines – 0.2%
150,000	Consolidated Natural Gas Co., 5.000%, 12/01/2014	159,527
75,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	82,587
40,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	43,655
65,000	Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	79,401
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	96,268
	TOTAL	461,438
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,492,618)	21,625,959
	Government/AgencY – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015 (INDENTIFIED COST $79,936)	84,562
	Government Agencies – 1.9%
$750,000	Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	850,605
2,750,000	Federal National Mortgage Association, 4.375%, 3/15/2013	2,976,962
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,587,980)	3,827,567
	Mortgage-Backed Securities – 0.0%
10,965	Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	11,612
6,609	Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	7,162
Semi-Annual Shareholder Report
26

Shares or Principal Amount			Value
$16,296		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	17,847
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,967)	36,621
		MUNICIPAL – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	72,436
		U.S. Treasury – 0.2%
250,000	[5]	United States Treasury Bill, 0.20%, 7/1/2010	249,901
150,000	[6]	United States Treasury Note, 4.125%, 5/15/2015	162,674
		TOTAL U.S. TREASURY (IDENTIFIED COST $405,831)	412,575
		EXCHANGE-TRADED FUNDS – 9.9%
242,500		iShares MSCI Emerging Market Index Fund	9,278,050
134,000		iShares MSCI EAFE Index Fund	7,032,320
72,000	[1]	PowerShares DB Agriculture Fund	1,821,600
80,000	[1]	PowerShares DB Commodity Index Tracking Fund	1,815,200
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $15,216,216)	19,947,170
		MUTUAL FUNDS – 14.0%;7
85,774		Emerging Markets Fixed Income Core Fund	2,058,119
1,422,992		Federated Mortgage Core Portfolio	14,457,599
745,533		High Yield Bond Portfolio	4,696,859
7,163,426	[8]	Prime Value Obligations Fund, Institutional Shares, 0.19%	7,163,426
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $27,099,335)	28,376,003
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $186,806,845)[9]	198,898,655
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[10]	3,448,190
		TOTAL NET ASSETS — 100%	$202,346,845
Semi-Annual Shareholder Report
27

At January 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Bond 30-Year Long Futures	11	$1,306,938	March 2010	$(15,321)
[1]United States Treasury Note 5-Year Long Futures	2	$232,922	March 2010	$621
[1]United States Treasury Note 2-Year Short Futures	90	$19,615,781	March 2010	$(59,258)
[1]United States Treasury Note 10-Year Short Futures	8	$945,250	March 2010	$(19,892)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(93,850)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $1,979,351, which represented 1.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $1,979,351, which represented 1.0% of total net assets.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Affiliated companies.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $186,805,401.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
28

The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds[1]	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$117,144,693	$ —	$ —	$117,144,693
International	3,177,855	—	—	3,177,855
Debt Securities:
Asset-Backed Securities	—	2,603,074	—	2,603,074
Collateralized Mortgage Obligations	—	1,590,140	—	1,590,140
Corporate Bonds	—	21,625,959	—	21,625,959
Government/Agency	—	84,562	—	84,562
Government Agencies	—	3,827,567	—	3,827,567
Mortgage-Backed Securities	—	36,621	—	36,621
Municipal	—	72,436	—	72,436
U.S. Treasury	—	412,575	—	412,575
Exchange-Traded Funds	19,947,170	—	—	19,947,170
Mutual Funds	28,376,003	—	—	28,376,003
TOTAL SECURITIES	$168,645,721	$30,252,934	$ —	$198,898,655
OTHER FINANCIAL INSTRUMENTS[2]	$(93,850)	$ —	$ —	$(93,850)
1	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investments Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
29

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $28,376,003 of investments in affiliated issuers (Note 5) (identified cost $186,806,845)		$198,898,655
Income receivable		437,661
Receivable for investments sold		7,730,781
Receivable for shares sold		157,062
TOTAL ASSETS		207,224,159
Liabilities:
Payable for investments purchased	$2,391,486
Payable for shares redeemed	297,143
Bank overdraft	1,922,640
Payable for daily variation margin	12,703
Payable for Directors'/Trustees' fees	389
Payable for distribution services fee (Note 5)	36,254
Payable for shareholder services fee (Note 5)	70,200
Accrued expenses	146,499
TOTAL LIABILITIES		4,877,314
Net assets for 18,978,040 shares outstanding		$202,346,845
Net Assets Consist of:
Paid-in capital		$274,036,698
Net unrealized appreciation of investments and futures contracts		11,997,960
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(83,815,861)
Undistributed net investment income		128,048
TOTAL NET ASSETS		$202,346,845
Semi-Annual Shareholder Report
30

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($51,315,888 ÷ 4,789,830 shares outstanding), no par value, unlimited shares authorized	$10.71
Offering price per share	$10.71
Redemption proceeds per share	$10.71
Class A Shares:
Net asset value per share ($96,294,657 ÷ 9,011,134 shares outstanding), no par value, unlimited shares authorized	$10.69
Offering price per share (100/94.50 of $10.69)	$11.31
Redemption proceeds per share	$10.69
Class C Shares:
Net asset value per share ($54,163,596 ÷ 5,123,456 shares outstanding), no par value, unlimited shares authorized	$10.57
Offering price per share	$10.57
Redemption proceeds per share (99.00/100 of $10.57)	$10.46
Class K Shares:
Net asset value per share ($572,704 ÷ 53,620 shares outstanding), no par value, unlimited shares authorized	$10.68
Offering price per share	$10.68
Redemption proceeds per share	$10.68

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
31

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $609,225 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $23)		$2,081,797
Interest		847,462
Investment income allocated from affiliated partnership (Note 5)		72,058
TOTAL INCOME		3,001,317
Expenses:
Investment adviser fee (Note 5)	$811,831
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	23,876
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	29,588
Transfer and dividend disbursing agent fees and expenses — Class A Shares	89,089
Transfer and dividend disbursing agent fees and expenses — Class C Shares	35,668
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,065
Directors'/Trustees' fees	664
Auditing fees	13,364
Legal fees	4,941
Portfolio accounting fees	64,657
Distribution services fee — Class C Shares (Note 5)	213,913
Distribution services fee — Class K Shares (Note 5)	1,507
Shareholder services fee — Class A Shares (Note 5)	113,302
Shareholder services fee — Class C Shares (Note 5)	37,626
Account administration fee — Class A Shares	8,738
Account administration fee — Class C Shares	33,176
Share registration costs	28,083
Printing and postage	44,624
Insurance premiums	2,534
Miscellaneous	5,294
TOTAL EXPENSES	1,699,649
Semi-Annual Shareholder Report
32

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(192,882)
Waiver of administrative personnel and services fee	(26,643)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(19,740)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(2,857)
TOTAL WAIVERS AND REIMBURSEMENTS		$(242,122)
Net expenses			$1,457,527
Net investment income			1,543,790
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $40,206 on sales of investments in affiliated issuers)			13,769,391
Net realized loss on futures contracts			(177,685)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership			9,781
Net change in unrealized appreciation of investments			(724,312)
Net change in unrealized appreciation of futures contracts			(150,337)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			12,726,838
Change in net assets resulting from operations			$14,270,628

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
33

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,543,790	$4,254,202
Net realized gain (loss) on investments including allocations from partnership, futures contracts, swap contracts and foreign currency transactions	13,601,487	(78,984,016)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(874,649)	20,399,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,270,628	(54,329,863)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(983,693)	(1,595,326)
Class A Shares	(1,641,566)	(3,103,691)
Class C Shares	(499,917)	(1,038,914)
Class K Shares	(6,715)	(16,435)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,131,891)	(5,754,366)
Share Transactions:
Proceeds from sale of shares	10,051,242	36,439,359
Net asset value of shares issued to shareholders in payment of distributions declared	2,868,159	5,307,208
Cost of shares redeemed	(33,685,564)	(77,834,821)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,766,163)	(36,088,254)
Change in net assets	(9,627,426)	(96,172,483)
Net Assets:
Beginning of period	211,974,271	308,146,754
End of period (including undistributed net investment income of $128,048 and $1,716,149, respectively)	$202,346,845	$211,974,271

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is the possibility of long-term growth of capital and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

At January 31, 2010, the Fund had no outstanding swap contracts.

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Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net-realized, foreign-exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$93,850*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(177,685)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(150,337)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,013	$1,291,016	253,113	$2,403,458
Shares issued to shareholders in payment of distributions declared	83,630	927,457	165,816	1,561,986
Shares redeemed	(327,977)	(3,593,712)	(1,230,295)	(11,711,678)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(123,334)	$(1,375,239)	(811,366)	$(7,746,234)
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	693,991	$7,498,194	2,918,354	$28,708,761
Shares issued to shareholders in payment of distributions declared	131,800	1,459,023	293,825	2,761,954
Shares redeemed	(2,199,097)	(23,847,768)	(5,097,439)	(49,072,166)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,373,306)	$(14,890,551)	(1,885,260)	$(17,601,451)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	116,201	$1,239,175	494,156	$4,859,370
Shares issued to shareholders in payment of distributions declared	43,376	474,964	103,849	966,833
Shares redeemed	(577,791)	(6,158,742)	(1,726,728)	(16,655,018)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(418,214)	$(4,444,603)	(1,128,723)	$(10,828,815)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,113	$22,857	40,414	$467,770
Shares issued to shareholders in payment of distributions declared	607	6,715	1,748	16,435
Shares redeemed	(7,962)	(85,342)	(39,852)	(395,959)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(5,242)	$(55,770)	2,310	$88,246
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,920,096)	$(20,766,163)	(3,823,039)	$(36,088,254)

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $186,805,401. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,093,254. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,295,152 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,201,898.

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At July 31, 2009, the Fund had a capital loss carryforward of $47,465,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2016	$49,998
2017	$47,415,913

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $188,820 of its fee. In addition, for the six months ended January 31, 2010, an affiliate of the Adviser voluntarily reimbursed $22,597 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2010, the Sub-Adviser earned a fee of $73,545.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.101% of average daily net assets of the Fund. FAS waived $26,643 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $8,735 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $3,492 in sales charges from the sale of Class A Shares. FSC also retained $410 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.30%, 2.05% and 1.79% (the “Fee Limit”), respectively, through the later of (the “Termination Date”):
(a) September 30, 2010, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $4,062. Transactions with the affiliated companies during the six months ended January 31, 2010 were as follows:

Affiliates	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	69,216	25,897	9,339	85,774	$2,058,119	$72,058
Federated Mortgage Core Portfolio	1,560,524	235,815	373,347	1,422,992	$14,457,599	$382,422
High Yield Bond Portfolio	923,286	35,411	213,164	745,533	$4,696,859	$215,963
Prime Value Obligations Fund, Institutional Shares	8,638,989	43,992,325	45,467,888	7,163,426	$7,163,426	$10,840
TOTAL OF AFFILIATED TRANSACTIONS	11,192,015	44,289,448	46,063,738	9,417,725	$28,376,003	$681,283

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by FIMCO, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's Web site or upon request from the Fund.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II). Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. EMCORE's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its Semi-Annual Shareholder Report
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proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's Web site or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$155,848,201
Sales	$173,586,828

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Semi-Annual Shareholder Report
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Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Balanced Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period and the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report
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(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the Semi-Annual Shareholder Report
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reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R825

36357 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 12.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By	/s/ RICHARD A. NOVAK
Richard A. Novak, Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue, Principal Executive Officer

Date June 22, 2010

By	/s/ RICHARD A. NOVAK
Richard A. Novak, Principal Financial Officer

Date June 22, 2010